INCOME TAXES - Valuation allowance (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Uncertain tax benefits
Interest or penalty expense			¥ 0.0	¥ 0.0	¥ 0.0
Roll-forward of the unrecognized tax benefits
Beginning balance		¥ 60.0	50.0	18.0	14.0
Addition for tax positions			10.0	32.0	4.0
Ending balance			¥ 60.0	¥ 50.0	18.0
Withholding income tax rate (as a percentage)			10.00%
Withholding income tax rate with Hong Kong as holding company (as a percentage)			5.00%
PRC dividend withholding tax accrued			¥ 32.0
Additional provision for PRC dividend withholding tax accrued			¥ 0.0
Period of statute of limitations			3 years
Period of statute of limitations, if the underpayment is more than the specified amount			5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years			¥ 0.1
Period of statute of limitations for transfer pricing issues			10 years
Tax liability reduction due to unrecognized tax benefits		¥ 0.1
Cash dividends declared	$ 68				¥ 678.0
Undistributed Earnings			¥ 3,763.0
GERMANY
Valuation allowance
Tax loss carryforwards			1,192.0
China
Valuation allowance
Tax loss carryforwards, expire between 2022 and 2026			2,115.0
Tax loss carryforwards, expire between 2022 and 2028			¥ 1,532.0
Maximum
Uncertain tax benefits
Market capitalization percent			2.00%
Minimum
Uncertain tax benefits
Market capitalization percent			0.50%